SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss (income) per share (Details) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Interest Income	$ 5,729	$ 1,973
Net Earnings	8,734,669	$ (12,971,424)	$ (12,971,424)
Fair value of warrant liablity reclass	749,253
Class A ordinary shares subject to redemption
Weighted average shares outstanding		23,000,000
Class A redeemable common stock
Interest Income	5,729
Net Earnings	$ 5,729
Weighted average shares outstanding	23,000,000
Earnings per share, basic and diluted	$ 0.00
Class B non redeemable common stock
Net Earnings	$ 8,734,669
Redeemable Net Earnings	5,729
Non-Redeemable Net Loss	$ 8,740,398
Weighted average shares outstanding	5,750,000
Earnings per share, basic and diluted	$ 1.52